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                               AIM HIGH YIELD FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                       Supplement dated February 25, 2000
                       to the Prospectus dated May 3,1999,
              as supplemented October 15, 1999 and February 4, 2000

This supplement supersedes and replaces in its entirety the supplements dated October 15, 1999 and February 4, 2000.

At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group (the trust), on behalf of AIM High Yield Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

     - An Agreement and Plan of Reorganization which provides for the reorganization of the fund into a new series portfolio of AIM Investment Securities Funds having the same investment objective and policies;

     -   A new advisory agreement between the trust and A I M Advisors, Inc.
         (AIM). The principal changes to the advisory agreement are (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future); and

     - Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information.

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

In addition, the Board of Trustees of the trust approved on February 3, 2000 a change to the fund's investment objective. The change would delete references to the types of securities that the fund will purchase to achieve its objective. Pursuant to this change, the fund's investment objective will read: "The fund's investment objective is to achieve a high level of current income." This change will become effective on or about May 26, 2000.

The following replaces in its entirety the second paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

     "The fund seeks to meet this objective by investing at least 65% of the value of its assets in lower-quality debt securities, i.e., "junk bonds." The fund will principally invest in junk bonds rated B or above by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or deemed by the portfolio managers to be of comparable quality. The fund will invest at least 80% of its total assets in debt securities, including convertible debt securities and/or cash or cash equivalents. The fund may also invest in preferred stock. The fund may invest up to 25% of its total assets in foreign securities."

The following replaces in its entirety the fourth full paragraph appearing under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

     "In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market



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     instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective."

The following new section is added immediately after the section entitled "SHAREHOLDER INFORMATION--REDEEMING SHARES--REDEMPTION OF AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ACQUIRED BY EXCHANGE" on Page A-4 of the
Prospectus:

     "REDEMPTION OF CLASS B SHARES OR CLASS C SHARES ACQUIRED BY EXCHANGE FROM AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

     We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares."

The following replaces in its entirety the first paragraph under the heading "SHAREHOLDER INFORMATION-EXCHANGING SHARES-PERMITTED EXCHANGES" on Page A-6 of the Prospectus:

     "Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You also may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares of another AIM Fund, but only if the AIM Cash Reserve Shares were purchased directly and not acquired by exchange. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange. "

A new paragraph (5) is added under the heading "SHAREHOLDER
INFORMATION-EXCHANGING SHARES-PERMITTED EXCHANGES-YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:" on Page A-6 of the Prospectus, and the new paragraph
(5) reads as follows:

     "(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares."

The following replaces in its entirety the information appearing under the heading "SHAREHOLDER INFORMATION--EXCHANGING SHARES-EXCHANGE CONDITIONS" on page A-6 of the prospectus:

     "The following conditions apply to all exchanges:

     o You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

     o Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

     o Exchanges must be made between accounts with identical registration information;

     o The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

     o   Shares must have been held for at least one day prior to the exchange;

     o If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and



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     o   You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund."

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

     "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

     o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

     o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

     o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

     o Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1989."
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                                 AIM INCOME FUND

                       CLASS A, CLASS B AND CLASS C SHARES

                       Supplement dated February 25, 2000
                       to the Prospectus dated May 3,1999,
                         as revised October 7, 1999 and
                        as supplemented February 4, 2000

This supplement supersedes and replaces in its entirety the supplement dated February 4, 2000.

At a meeting held on February 3, 2000, the Board of Trustees of AIM Funds Group (the trust), on behalf of AIM Income Fund (the fund), voted to request shareholders to approve the following items that will affect the fund:

          o An Agreement and Plan of Reorganization which provides for the reorganization of the fund into a new series portfolio of AIM Investment Securities Funds having the same investment objective and policies;

          o A new advisory agreement between the trust and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are
               (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future);

          o Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information; and

          o Changing the fund's investment objective and making it non-fundamental. The investment objective of the fund would be changed by deleting references to the types of securities that the fund will purchase to achieve its objective. If the investment objective of the fund becomes non-fundamental, it can be changed in the future by the Board of Trustees of the trust without further approval by shareholders. Pursuant to this proposal, the fund's investment objective would read: "The fund's investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal."

The Board of Trustees of the trust has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 26, 2000.

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the Prospectus:

          "The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio, all of whom are officers of A I M Capital Management, Inc., a wholly owned subsidiary of the advisor, are

          o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1992 and has been associated with the advisor and/or its affiliates since 1992.

          o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was




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               global fixed-income portfolio manager for Nicholas-Applegate
               Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

          o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992."